Trade and other payables (Details) - GBP (£) £ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current
Trade payables	£ 97	£ 707	£ 314
Other payables	17	6	7
Accruals	1,860	1,273	857
Total financial liabilities, excluding loans and borrowings, classified as financial liabilities measured at amortised cost	1,974	1,986	1,178
Tax and social security	45	50	62
Deferred revenue	571	1,468
Total trade and other payables	£ 2,590	£ 3,504	£ 1,240